Events After the Reporting Period - Additional Information (Details) € in Millions, shares in Millions, $ in Millions		12 Months Ended
	Feb. 08, 2024 USD ($) shares	Dec. 31, 2023 EUR (€)	Feb. 13, 2024	Jul. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired (as a percent)				100.00%
Upfront payment | €		€ 443.5
License And Option Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of shares under agreement (in shares) | shares	200.0
Percentage of voting equity interests acquired (as a percent)			12.50%
Upfront payment | $	$ 50.0